FUNDS FROM SECURITIES ISSUED (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Instruments Issued – Brazil:
Real estate credit notes	R$ 55,865,741	R$ 52,115,729
Agribusiness notes	46,738,613	40,062,692
Financial bills	106,220,794	105,426,827
Letters property guaranteed	35,805,829	36,144,798
Subtotal	244,630,977	233,750,046
Securities – Overseas:
Euronotes	4,513,282	3,442,593
Securities issued through securitization – (item (b))	5,016,063	3,925,938
Subtotal	9,529,345	7,368,531
Structured Operations Certificates	3,817,022	3,847,681
Total	R$ 257,977,344	R$ 244,966,258